LEASES - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 262	$ 225
Short-term lease cost	10	32
Variable lease cost	186	140
Total lease cost	458	397
Research and development
Total lease cost	430	373
Selling, general and administrative
Total lease cost	$ 28	$ 24